Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Entity Registrant Name	CitroTech Inc.
Entity Central Index Key	0000894556
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	87-2765150
Entity Address Address Line 1	6400 S. Fiddlers Green Cir.
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Greenwood Village
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80111
City Area Code	800
Local Phone Number	401-4535